Expense Example	Oct. 31, 2025 USD ($)
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Hood River Small-Cap Growth Fund | Hood River Small-Cap Growth Fund - Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Hood River International Opportunity Fund | Hood River International Opportunity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	2,383
Hood River International Opportunity Fund | Hood River International Opportunity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	2,631
Hood River International Opportunity Fund | Hood River International Opportunity Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,547
Hood River New Opportunities Fund | Hood River New Opportunities Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,533
Hood River New Opportunities Fund | Hood River New Opportunities Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,831
Hood River New Opportunities Fund | Hood River New Opportunities Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,342